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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        03-31-11
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-07342
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN           05-16-11
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        132
                                        --------------------

Form 13F Information Table Value Total:      3,684,195
                                        --------------------
                                            (thousands)

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
        COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- --------- ------------------- ---------- ---------- ----------------------------
                                                   VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------ -------------- --------- --------- ---------- --- ---- ---------- ---------- ---------- ------ ----------
AT&T                           COM      00206R102     1,222     39,919  SH         Sole                      950            38,969
Abbott Laboratories            COM      002824100    10,201    207,965  SH         Sole                   30,800           177,165
Adobe Systems                  COM      00724F101       217      6,533  SH         Sole                                      6,533
Altria Group Inc               COM      02209S103       209      8,010  SH         Sole                                      8,010
American Express               COM      025816109     3,900     86,283  SH         Sole                   26,000            60,283
Amgen                          COM      031162100     1,112     20,805  SH         Sole                      500            20,305
Anadarko Pete Corp             COM      032511107       379      4,627  SH         Sole                                      4,627
Apache Corp                    COM      037411105       400      3,052  SH         Sole                                      3,052
Apple Computer                 COM      037833100       346        992  SH         Sole                                        992
Assoc Banc Corp                COM      045487105    21,366  1,438,772  SH         Sole                1,088,800           349,972
Automatic Data Proc            COM      053015103       471      9,182  SH         Sole                                      9,182
BP PLC                         COM      055622104    18,993    430,301  SH         Sole                  102,226           328,075
Badger Meter Inc               COM      056525108    17,003    412,584  SH         Sole                  263,600           148,984
Bank of America Corp           COM      060505104     1,155     86,617  SH         Sole                   56,600            30,017
Bank of Hawaii                 COM      062540109       478     10,000  SH         Sole                   10,000
Baxter International           COM      071813109    92,698  1,723,967  SH         Sole                1,223,506           500,461
Becton Dickinson               COM      075887109       327      4,110  SH         Sole                                      4,110
Bemis                          COM      081437105   107,686  3,282,100  SH         Sole                2,432,650           849,450
Berkshire Hathaway B           COM      084670702     1,401     16,755  SH         Sole                                     16,755
Best Buy                       COM      086516101       418     14,542  SH         Sole                                     14,542
Blackrock Real Asset Eq
 Tr                            COM      09254B109       252     16,121  SH         Sole                                     16,121
Boeing                         COM      097023105       255      3,445  SH         Sole                                      3,445
Briggs & Stratton              COM      109043109       241     10,650  SH         Sole                    2,000             8,650
Bristol-Myers Squibb           COM      110122108     8,012    303,125  SH         Sole                  120,840           182,285
C H Robinson Worldwide         COM      12541W209    20,838    281,101  SH         Sole                  144,700           136,401
Caterpillar                    COM      149123101       487      4,375  SH         Sole                                      4,375
Chevron Corp                   COM      166764100    10,502     97,702  SH         Sole                      760            96,942
Cisco                          COM      17275R102     1,167     68,059  SH         Sole                                     68,059
Citigroup Inc                  COM      172967424        81     18,434  SH         Sole                                     18,434
Coca-Cola                      COM      191216100       464      6,992  SH         Sole                                      6,992
ConocoPhillips                 COM      20825C104    28,043    351,151  SH         Sole                  126,300           224,851
Corning                        COM      219350105    67,384  3,266,326  SH         Sole                2,259,800         1,006,526
Daktronics, Inc                COM      234264109    20,628  1,918,885  SH         Sole                1,485,250           433,635
Deluxe Corp                    COM      248019101     2,227     83,924  SH         Sole                                     83,924
Delaware Invt Muni In Fd       COM      24610V103       172     13,672  SH         Sole                                     13,672
Disney                         COM      254687106    13,309    308,863  SH         Sole                  159,700           149,163
Donaldson                      COM      257651109   127,239  2,076,010  SH         Sole                1,549,300           526,710
Dupont de Nemours              COM      263534109     1,028     18,700  SH         Sole                                     18,700
Ecolab Inc                     COM      278865100   130,363  2,555,133  SH         Sole                1,972,750           582,383
Emerson Electric               COM      291011104   149,244  2,554,231  SH         Sole                1,871,356           682,875
Exxon Mobil Corp               COM      30231G102    39,842    473,571  SH         Sole                  111,060           362,511
Fastenal Co.                   COM      311900104    43,544    671,657  SH         Sole                  431,050           240,607
Fedex Corp.                    COM      31428X106       345      3,691  SH         Sole                                      3,691
Fiserv                         COM      337738108    31,259    498,382  SH         Sole                  243,100           255,282
Frontier Comm Corp             COM      35906A108       121     14,739  SH         Sole                      585            14,154
G & K Services Cl A            COM      361268105    25,980    781,351  SH         Sole                  573,800           207,551
General Electric               COM      369604103    90,526  4,515,004  SH         Sole                3,126,800         1,388,204
General Mills                  COM      370334104    98,521  2,695,514  SH         Sole                1,832,648           862,866
Genuine Parts                  COM      372460105       908     16,935  SH         Sole                   15,000             1,935
Graco Inc                      COM      384109104   144,146  3,168,733  SH         Sole                2,374,000           794,733
HB Fuller                      COM      359694106    84,096  3,915,099  SH         Sole                3,331,200           583,899
Hawkins Chemical               COM      420261109       411     10,000  SH         Sole                                     10,000
Hershey                        COM      427866108     1,071     19,704  SH         Sole                   16,000             3,704
Hewlett-Packard                COM      428236103       647     15,804  SH         Sole                      920            14,884
Home Depot                     COM      437076102    15,497    418,165  SH         Sole                  110,480           307,685
Honeywell Inc                  COM      438516106   144,975  2,427,984  SH         Sole                1,818,690           609,294
Hormel                         COM      440452100   104,138  3,740,590  SH         Sole                2,788,900           951,690
IBM                            COM      459200101    15,858     97,249  SH         Sole                   42,405            54,844
Illinois Tool Works Inc        COM      452308109       281      5,231  SH         Sole                                      5,231
Ingersoll Rand                 COM      G47791101     1,073     22,220  SH         Sole                   20,000             2,220
Intel                          COM      458140100    30,011  1,487,156  SH         Sole                  987,673           499,483
Intl Flavors/Fragr             COM      459506101       313      5,028  SH         Sole                    4,000             1,028
J.P. Morgan Chase & Co         COM      46625H100    10,913    236,731  SH         Sole                   76,100           160,631
Johnson & Johnson              COM      478160104   104,254  1,759,561  SH         Sole                1,280,870           478,691
Kellogg                        COM      487836108       289      5,350  SH         Sole                                      5,350
Kimberly-Clark                 COM      494368103    11,908    182,446  SH         Sole                   42,300           140,146
Lilly (Eli)                    COM      532457108    14,165    402,757  SH         Sole                  170,050           232,707
Lincoln Nat'l Corp             COM      534187109       703     23,386  SH         Sole                   23,386
MMM Co.                        COM      88579Y101   189,572  2,027,509  SH         Sole                1,325,631           701,878
MTS Systems                    COM      553777103    81,675  1,793,088  SH         Sole                1,423,700           369,388
Marshall & Ilsley              COM      571837103       811    101,469  SH         Sole                   30,000            71,469
McDonald's Corp                COM      580135101     1,282     16,854  SH         Sole                                     16,854
Medtox Scientific Inc          COM      584977201     9,327    568,705  SH         Sole                  524,500            44,205
Medtronic Inc                  COM      585055106   142,124  3,611,792  SH         Sole                2,530,719         1,081,073
Merck & Co Inc                 COM      58933Y105     4,529    137,200  SH         Sole                   12,250           124,950
Microsoft                      COM      594918104     5,677    223,599  SH         Sole                   27,035           196,564
Minnesota Muni In
 Portfol                       COM      604062109       454     31,200  SH         Sole                                     31,200
Murphy Oil                     COM      626717102     1,836     25,000  SH         Sole                   25,000
NVE Corp                       COM      629445206     4,685     83,155  SH         Sole                   63,550            19,605
NextEra Energy, Inc.           COM      65339F101       239      4,335  SH         Sole                                      4,335
Norfolk Southern Corp          COM      655844108       945     13,644  SH         Sole                                     13,644
Occidental Pete                COM      674599105       996      9,531  SH         Sole                                      9,531
Oracle Sys                     COM      68389X105       330      9,875  SH         Sole                                      9,875
Patterson Companies            COM      703395103    53,737  1,669,379  SH         Sole                1,080,900           588,479
Pentair Inc                    COM      709631105   126,110  3,337,126  SH         Sole                2,489,300           847,826
PepsiCo Inc                    COM      713448108     1,010     15,684  SH         Sole                                     15,684
Pfizer Inc                     COM      717081103    54,594  2,688,052  SH         Sole                1,930,934           757,118
Philip Morris Intl Inc         COM      718172109       651      9,916  SH         Sole                                      9,916
Polymet Mining Corp            COM      731916102        20     10,000  SH         Sole                                     10,000
Principal Financial            COM      74251V102    64,326  2,003,288  SH         Sole                1,454,550           548,738
Procter & Gamble               COM      742718109     9,614    156,075  SH         Sole                   27,980           128,095
Qualcomm, Inc.                 COM      747525103       406      7,400  SH         Sole                                      7,400
Qwest Communications           COM      749121109        96     14,024  SH         Sole                                     14,024
Royal Bank of Canada           COM      780087102     1,115     18,000  SH         Sole                                     18,000
Royal Dutch Shell Spons
 ADR A                         COM      780259206     1,512     20,746  SH         Sole                   10,000            10,746
Schlumberger Ltd               COM      806857108    45,051    483,072  SH         Sole                  146,000           337,072
Sigma Aldrich                  COM      826552101       640     10,050  SH         Sole                    4,000             6,050
Sonus Networks                 COM      835916107       126     33,552  SH         Sole                                     33,552
St. Jude Medical               COM      790849103    85,554  1,669,029  SH         Sole                1,270,950           398,079
Stratasys Inc.                 COM      862685104     7,846    166,934  SH         Sole                   33,200           133,734
Sturm Ruger                    COM      864159108       804     35,000  SH         Sole                   30,000             5,000
Super Valu                     COM      868536103     4,671    523,109  SH         Sole                  379,000           144,109
SurModics Inc                  COM      868873100    10,667    853,399  SH         Sole                  717,800           135,599
Sysco                          COM      871829107       207      7,484  SH         Sole                                      7,484
TCF Financial                  COM      872275102    69,612  4,389,129  SH         Sole                3,371,300         1,017,829
Target Corp                    COM      87612E106   130,328  2,606,047  SH         Sole                1,834,096           771,951
Techne Corp                    COM      878377100    26,581    371,288  SH         Sole                  192,050           179,238
Tennant Company                COM      880345103       387      9,200  SH         Sole                                      9,200
Toro                           COM      891092108   114,664  1,731,557  SH         Sole                1,401,700           329,857
Travelers Companies Inc        COM      89417E109    39,710    667,623  SH         Sole                  403,200           264,423
US Bancorp                     COM      902973304   115,475  4,369,097  SH         Sole                3,267,076         1,102,021
Union Pacific                  COM      907818108       324      3,298  SH         Sole                                      3,298
United Health Group            COM      91324P102     1,331     29,456  SH         Sole                                     29,456
United Parcel Service          COM      911312106    50,541    680,052  SH         Sole                  426,100           253,952
United Technologies            COM      913017109       942     11,127  SH         Sole                                     11,127
Valspar                        COM      920355104   135,638  3,468,995  SH         Sole                2,591,100           877,895
Verizon Comm                   COM      92343V104     9,927    257,570  SH         Sole                   24,140           233,430
WalMart                        COM      931142103       221      4,240  SH         Sole                                      4,240
Walgreen Co.                   COM      931422109       799     19,902  SH         Sole                                     19,902
Washington Post Co             COM      939640108       656      1,500  SH         Sole                                      1,500
Wells Fargo & Co               COM      949746101   110,244  3,476,633  SH         Sole                2,269,500         1,207,133
Western Union                  COM      959802109    22,443  1,080,555  SH         Sole                  578,300           502,255
Weyerhaeuser                   COM      962166104       409     16,644  SH         Sole                    1,621            15,023
Woodward Inc                   COM      980745103       346     10,000  SH         Sole                                     10,000
Xcel Energy Inc.               COM      98389B100    10,930    457,513  SH         Sole                  139,300           318,213
Zimmer Holdings, Inc.          COM      98956P102    47,029    776,955  SH         Sole                  497,500           279,455
SPDR S&P 500 ETF Trust         ETF      78462F103       530      4,000  SH         Sole                                      4,000
Schwab US Broad Mkt ETF        ETF      808524102       804     24,980  SH         Sole                                     24,980
iShares Growth                 ETF      464287309       231      3,366  SH         Sole                                      3,366
iShares MSCI EAFE Index
 Fd                            ETF      464287465       462      7,695  SH         Sole                                      7,695
iShares Russell Midcap
 Index                         ETF      464287499     1,225     11,240  SH         Sole                                     11,240
iShares S&P 500 Index          ETF      464287200     1,454     10,931  SH         Sole                      135            10,796
REPORT SUMMARY                 132   DATA RECORDS 3,684,195 96,266,921                                66,883,522        29,383,399
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